Earnings per share - Diluted earnings per share (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Earnings per share
Profit attributable to equity shareholders	¥ 1,248,405,000	¥ 1,205,045,000	¥ 2,617,560,000	¥ 1,768,926,000
Weighted average number of ordinary shares, basic (in shares)	1,244,926,865	1,226,461,726	1,239,394,263	1,243,320,377
Dilutive effect of share incentive plan (Note 27) (in shares)	6,708,997	7,075,845	7,423,354	7,224,739
Weighted average number of ordinary shares, diluted (in shares)	1,251,635,862	1,233,537,571	1,246,817,617	1,250,545,116